Shareholders' Equity - Schedule of Shares of Common Stock Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares of common stock outstanding
Beginning balance (in shares)	201,859,000	200,482,000	199,079,000
Shares issued under stock award (in shares)	1,237,000	1,377,000	1,403,000
Repurchases of common stock (in shares)	(16,244,000)	0	0
Ending balance (in shares)	186,852,000	201,859,000	200,482,000